Income Taxes - Components of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current
Domestic, Current	¥ 72,272	¥ 80,760	¥ 21,558
Foreign, Current	9,183	13,531	6,546
Subtotal, Current	81,455	94,291	28,104
Deferred
Domestic, Deferred	(66,176)	23,309	109,037
Foreign, Deferred	7,317	3,180	8,024
Subtotal, Deferred	(58,859)	26,489	117,061
Total, Income Tax Expense (Benefit)	¥ 22,596	¥ 120,780	¥ 145,165